Prepaid expenses and other current assets (Tables)	12 Months Ended
Sep. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

	As of	As of
	September 30,	September 30,
	2025	2024
Security deposits	$300,000	$300,000
Prepaid income sharing	-	109,317
Prepaid expenses	41,105	52,075
VAT receivable	-	16,348
Total	341,105	477,740
Less: allowance for credit losses	-	-
Prepaid expenses and other current assets, net	$341,105	$477,740